Note 11 - Income Per Common Share (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the nine months ended
	July 31	July 31	July 31	July 31
	2023	2022	2023	2022

Net income	$10,003	$5,720	$29,683	$16,229
Less: dividends on preferred shares	(247)	(247)	(741)	(741)
	9,756	5,473	28,942	15,488

Weighted average number of common shares outstanding	25,957,755	27,441,082	26,386,915	27,441,082

Income per common share:	$0.38	$0.20	$1.10	$0.56